SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Plant, Equipment And Mining Properties - Mexico	$ 38,444	$ 35,390
Plant, Equipment And Mining Properties - Canada	283	285
Total Plant, Equipment And Mining Properties	$ 38,727	$ 35,675